GUARANTEE LIABILITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
GUARANTEE LIABILITIES
Provision at the inception of new loans		¥ 5,633,704,000	¥ 6,626,322,000
Net payout			(3,336,597,000)
Released into revenue		(6,331,502,000)	(5,981,675,000)
Ending balance	$ 597,394	4,120,346,000	4,818,144,000
Beginning balance		4,818,144,000
Contractual amounts of outstanding loans subject to guarantee		45,666,180,000	49,857,705,000
Contractual amounts of outstanding loans not subject to guarantee		¥ 4,018,140,000	¥ 3,129,264,000
Minimum
GUARANTEE LIABILITIES
Compensation service period			1 month
Maximum
GUARANTEE LIABILITIES
Compensation service period	36 months	36 months
Adjustment
GUARANTEE LIABILITIES
Beginning balance			¥ 4,173,497,000